Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2024-A

Collection Period	07/01/24-07/31/24
Determination Date	8/9/2024
Distribution Date	8/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$653,793,493.01
2.	Collections allocable to Principal		$14,214,086.03
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$332,742.31
5.	Pool Balance on the close of the last day of the related Collection Period		$639,246,664.67
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		32,066
7.	Initial Pool Balance		$666,668,280.61
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$91,825,008.93	$73,033,734.91
	b. Class A-2a Note Balance	$153,310,000.00	$153,310,000.00
	c. Class A-2b Floating Rate Note Balance	$80,000,000.00	$80,000,000.00
	d. Class A-3 Note Balance	$130,020,000.00	$130,020,000.00
	e. Class B Note Balance	$46,670,000.00	$46,670,000.00
	f. Class C Note Balance	$49,330,000.00	$49,330,000.00
	g. Class D Note Balance	$55,670,000.00	$55,670,000.00
	h. Note Balance (sum a - g)	$606,825,008.93	$588,033,734.91
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.8347728	0.6639430
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9709200	0.9408540
10.	Overcollateralization Target Amount		$91,731,896
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$51,212,930
12.	Weighted Average Coupon		16.10%
13.	Weighted Average Original Term	months	68.49
14.	Weighted Average Remaining Term	months	58.59
15.	30 day Average SOFR for the accrual period ending 8/14/2024		5.33741%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 8/14/2024		6.06741%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,406,734.10
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,406,734.10
18.	Principal:
	a. Collections allocable to Principal		$14,214,086.03
	b. Liquidation Proceeds allocable to Principal		$208,350.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$14,422,436.03
19.	Total Finance Charge and Principal Collections (17d + 18d)		$22,829,170.13
20.	Interest Income from Collection Account		$74,127.29
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$22,903,297.42

Available Funds
23.	Available Collections	$22,903,297.42
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$22,903,297.42
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,225,862.80
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,225,862.80
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$444,144.81
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$444,144.81
	e. Class A-2a Monthly Interest	$738,443.17
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$738,443.17
	i. Class A-2b Monthly Interest	$417,977.13
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$417,977.13
	m. Class A-3 Monthly Interest	$585,090.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$585,090.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$208,070.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$208,070.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$231,028.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$231,028.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$290,875.75
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$290,875.75

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$4,141,492.91
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$59,310,240.64
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,406,734.10
	b. Total Daily Deposits of Principal Collections	$14,422,436.03
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$74,127.29
	e. Total Deposits to Collection Account (sum a - d)	$22,903,297.42
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,225,862.80
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,677,434.62
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$22,903,297.42
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$444,144.81
	b. Class A-2a Interest Distribution	$738,443.17
	c. Class A-2b Interest Distribution	$417,977.13
	d. Class A-3 Interest Distribution	$585,090.00
	e. Class B Interest Distribution	$208,070.42
	f. Class C Interest Distribution	$231,028.83
	g. Class D Interest Distribution	$290,875.75
	h. Class A-1 Principal Distribution	$18,791,274.02
	i. Class A-2a Principal Distribution	$0.00
	j. Class A-2b Principal Distribution	$0.00
	k. Class A-3 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$21,706,904.13
46.	Withdrawals
	a. Class A-1 Distribution	$19,235,418.83
	b. Class A-2a Distribution	$738,443.17
	c. Class A-2b Distribution	$417,977.13
	d. Class A-3 Distribution	$585,090.00
	e. Class B Distribution	$208,070.42
	f. Class C Distribution	$231,028.83
	g. Class D Distribution	$290,875.75
	h. Total Withdrawals from Note Payment Account (sum a - g)	$21,706,904.13

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$0.00
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$0.00
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,666,682.81
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,666,682.81
51.	Investment Earnings	$29,469.51
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,696,152.32
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$29,469.51
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$0.00
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,666,682.81
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,225,862.80
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,677,434.62
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$29,469.51
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$0.00
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$19,235,418.83
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$738,443.17
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$417,977.13
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$585,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$208,070.42
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$231,028.83
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$290,875.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,536	$36,310,756.46
	b. 61 to 90 days past due	362	$8,542,012.73
	c. 91 to 120 days past due	9	$269,379.33
	d. 121 or more days past due	1	$15,855.08
	e. Total Past Due (sum a - d)	1,908	$45,138,003.60
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		7.0611%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	11	$332,742.31
76.	Recoveries	10	$208,350.00
77.	Net Losses (Ln 76 - Ln 77)		$124,392.31
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0190%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	11	$332,742.31
80.	Recoveries	10	$208,350.00
81.	Cumulative Net Losses (Ln 80 - Ln 81)		$124,392.31
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0187%
83.	Average Net Loss on Defaulted Receivables		$11,308.39

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$12,067,636.04
85.	Pool Balance on the close of the last day of the preceding Collection Period		$653,793,493.01
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.85%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2024

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer